Expense Example {- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund K PRO-08 - Fidelity® Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund-Class K	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883